Deposits (Maturities Of Time Deposits) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Domestic Offices [Member]
Maturities of time deposits:
Due in one year or less	¥ 36,649,111
Due after one year through two years	6,327,060
Due after two years through three years	3,025,807
Due after three years through four years	683,254
Due after four years through five years	659,558
Due after five years	234,509
Total	47,579,299
Foreign Offices [Member]
Maturities of time deposits:
Due in one year or less	19,486,246
Due after one year through two years	265,011
Due after two years through three years	95,802
Due after three years through four years	97,479
Due after four years through five years	85,149
Due after five years	26,407
Total	¥ 20,056,094